SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable, Net, Prepaid Expenses, Estimated Useful life of assets and impairment of long-lived assets (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Significant Accounting Policies [Line Items]
Allowance for uncollectible balances amounted	$ 65,335	$ 0
Allowance for unrealizable prepaid expenses	0	0
Impairment of Long-lived Assets	$ 0	$ 0
Accounting software
Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Financial and news platform
Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Electronic equipment
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Office furniture
Significant Accounting Policies [Line Items]
Estimated useful life	5 years